Other intangible assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 14,318	£ 30,079
Charge for the year	(1,212)	(1,086)
Impairment losses	(418)	(367)
Ending Balance	14,768	14,318
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	27,676	42,489
Exchange adjustments	(694)	2,109
Capitalised development costs	363	317
Additions through business combinations	1,438	2,964
Other additions	669	775
Disposals and asset write-offs	(138)	(236)
Transfer to assets held for sale/distribution	2	(20,781)
Reclassifications	31	39
Ending Balance	29,347	27,676
Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(10,404)	(9,631)
Exchange adjustments	192	(340)
Transfer to assets held for sale/distribution	(3)	554
Reclassifications	5
Charge for the year	(1,212)	(1,135)
Disposals and asset write-offs	108	148
Ending Balance	(11,314)	(10,404)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,954)	(2,779)
Exchange adjustments	71	(141)
Transfer to assets held for sale/distribution	0	270
Disposals and asset write-offs	36	80
Impairment losses	(421)	(402)
Reversal of impairments	3	18
Ending Balance	(3,265)	(2,954)
Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(13,358)
Ending Balance	(14,579)	(13,358)
Indefinite life brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	18,418
Ending Balance	0	0
Indefinite life brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	18,626
Exchange adjustments	0	1,112
Capitalised development costs	0	0
Additions through business combinations	0	0
Other additions	0	0
Disposals and asset write-offs	0	0
Transfer to assets held for sale/distribution	0	(19,772)
Reclassifications	0	34
Ending Balance	0	0
Indefinite life brands | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Exchange adjustments	0	0
Transfer to assets held for sale/distribution	0	0
Reclassifications	0
Charge for the year	0	0
Disposals and asset write-offs	0	0
Ending Balance	0	0
Indefinite life brands | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	(208)
Exchange adjustments	0	(1)
Transfer to assets held for sale/distribution	0	226
Disposals and asset write-offs	0	0
Impairment losses	0	(17)
Reversal of impairments	0	0
Ending Balance	0	0
Indefinite life brands | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0
Ending Balance	0	0
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	655	964
Ending Balance	602	655
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,959	2,424
Exchange adjustments	(30)	63
Capitalised development costs	0	0
Additions through business combinations	0	0
Other additions	144	149
Disposals and asset write-offs	(125)	(203)
Transfer to assets held for sale/distribution	2	(513)
Reclassifications	34	39
Ending Balance	1,984	1,959
Computer software | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,223)	(1,369)
Exchange adjustments	18	(33)
Transfer to assets held for sale/distribution	(3)	254
Reclassifications	4
Charge for the year	(203)	(204)
Disposals and asset write-offs	100	129
Ending Balance	(1,307)	(1,223)
Computer software | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(81)	(91)
Exchange adjustments	1	(2)
Transfer to assets held for sale/distribution	0	10
Disposals and asset write-offs	25	73
Impairment losses	(23)	(72)
Reversal of impairments	3	1
Ending Balance	(75)	(81)
Computer software | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,304)
Ending Balance	(1,382)	(1,304)
Licenses, patents, amortised brands etc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	13,663	10,697
Ending Balance	14,166	13,663
Licenses, patents, amortised brands etc. | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	25,717	21,439
Exchange adjustments	(664)	934
Capitalised development costs	363	317
Additions through business combinations	1,438	2,964
Other additions	525	626
Disposals and asset write-offs	(13)	(33)
Transfer to assets held for sale/distribution	0	(496)
Reclassifications	(3)	(34)
Ending Balance	27,363	25,717
Licenses, patents, amortised brands etc. | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9,181)	(8,262)
Exchange adjustments	174	(307)
Transfer to assets held for sale/distribution	0	300
Reclassifications	1
Charge for the year	(1,009)	(931)
Disposals and asset write-offs	8	19
Ending Balance	(10,007)	(9,181)
Licenses, patents, amortised brands etc. | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,873)	(2,480)
Exchange adjustments	70	(138)
Transfer to assets held for sale/distribution	0	34
Disposals and asset write-offs	11	7
Impairment losses	(398)	(313)
Reversal of impairments	0	17
Ending Balance	(3,190)	(2,873)
Licenses, patents, amortised brands etc. | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(12,054)
Ending Balance	£ (13,197)	£ (12,054)